FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES - Schedule of foreign currency balances in current liabilities and non-current (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Trade and other accounts payables	$ 2,684,846	$ 2,133,572
Accounts payable to related entities	7,707	12,875
Other provisions, current	8,413	14,221
Other non-financial liabilities, current	3,816,175	3,488,680
Total current liabilities	7,294,394	6,290,842
Non-current liabilities
Other financial liabilities, non-current	7,343,223	6,515,238
Accounts payable	471,208	491,762
Other provisions, non-current	674,611	623,846
Provisions for employees benefits, non-current	120,850	152,600
Total non-current liabilities	9,009,295	8,251,194
Up to 90 days
Current liabilities
Other financial liabilities, current	10,694	30,413
Trade and other accounts payables	837,459	817,925
Accounts payable to related entities	5,482	7,520
Other provisions, current	6	10
Other non-financial liabilities, current	99,444	11,031
Total current liabilities	953,085	866,899
91 days to 1 year
Current liabilities
Other financial liabilities, current	1,080	872
Trade and other accounts payables	9,010	8,639
Accounts payable to related entities	0	0
Other provisions, current	8,427	14,161
Other non-financial liabilities, current	5,652	5,330
Total current liabilities	24,169	29,002
More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	165,530	90,248
Accounts payable	23,144	22,407
Other provisions, non-current	59,075	44,993
Provisions for employees benefits, non-current	111,808	89,950
Total non-current liabilities	359,557	247,598
More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	5,701	2,791
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	5,701	2,791
More than 5 years
Non-current liabilities
Other financial liabilities, non-current	165,699	167,538
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	165,699	167,538
Argentine peso | Up to 90 days
Current liabilities
Trade and other accounts payables	3,600	5,203
Other non-financial liabilities, current	802	1,286
Total current liabilities	4,402	6,489
Argentine peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	206	133
Other non-financial liabilities, current	176	478
Total current liabilities	382	611
Argentine peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	2,344	2,685
Total non-current liabilities	2,344	2,685
Argentine peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Argentine peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | Up to 90 days
Current liabilities
Trade and other accounts payables	1,429	13,237
Total current liabilities	1,429	13,237
Brazilian real | 91 days to 1 year
Current liabilities
Trade and other accounts payables	649	765
Total current liabilities	649	765
Brazilian real | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	50,948	37,227
Total non-current liabilities	50,948	37,227
Brazilian real | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Brazilian real | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Chilean peso | Up to 90 days
Current liabilities
Other financial liabilities, current	4,552	1,621
Trade and other accounts payables	191,314	175,057
Other provisions, current	0	0
Other non-financial liabilities, current	94,046	3,916
Total current liabilities	289,912	180,594
Chilean peso | 91 days to 1 year
Current liabilities
Other financial liabilities, current	974	747
Trade and other accounts payables	1,806	1,556
Other provisions, current	4	4
Other non-financial liabilities, current	2,832	2,688
Total current liabilities	5,616	4,995
Chilean peso | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	39,139	33,318
Accounts payable	19,744	16,477
Other provisions, non-current	2,604	1,996
Provisions for employees benefits, non-current	107,187	82,804
Total non-current liabilities	168,674	134,595
Chilean peso | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	5,654	2,749
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	5,654	2,749
Chilean peso | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	164,600	166,495
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	164,600	166,495
Euro | Up to 90 days
Current liabilities
Other financial liabilities, current	3,712	26,191
Trade and other accounts payables	37,834	48,804
Total current liabilities	41,546	74,995
Euro | 91 days to 1 year
Current liabilities
Other financial liabilities, current	14	6
Trade and other accounts payables	4	7
Total current liabilities	18	13
Euro | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	115,122	43,861
Other provisions, non-current	3,001	2,653
Total non-current liabilities	118,123	46,514
Euro | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	47	42
Other provisions, non-current	0	0
Total non-current liabilities	47	42
Euro | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	1,099	1,043
Other provisions, non-current	0	0
Total non-current liabilities	1,099	1,043
U.S. dollar | Up to 90 days
Current liabilities
Other financial liabilities, current	2,162	2,131
Trade and other accounts payables	546,733	513,970
Accounts payable to related entities	5,482	7,520
Other non-financial liabilities, current	1,756	3,185
Total current liabilities	556,133	526,806
U.S. dollar | 91 days to 1 year
Current liabilities
Other financial liabilities, current	0	0
Trade and other accounts payables	2,383	1,773
Accounts payable to related entities	0	0
Other non-financial liabilities, current	663	758
Total current liabilities	3,046	2,531
U.S. dollar | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	10,122	12,217
Accounts payable	1,266	4,397
Other provisions, non-current	43	102
Provisions for employees benefits, non-current	4,621	7,146
Total non-current liabilities	16,052	23,862
U.S. dollar | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
U.S. dollar | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Other provisions, non-current	0	0
Provisions for employees benefits, non-current	0	0
Total non-current liabilities	0	0
Other currency | Up to 90 days
Current liabilities
Other financial liabilities, current	268	470
Trade and other accounts payables	240	8,456
Other provisions, current	6	10
Other non-financial liabilities, current	1,304	1,522
Total current liabilities	58,127	63,656
Other currency | 91 days to 1 year
Current liabilities
Other financial liabilities, current	92	119
Trade and other accounts payables	47	81
Other provisions, current	8,423	14,157
Other non-financial liabilities, current	468	219
Total current liabilities	12,945	18,900
Other currency | More than 1 to 3 years
Non-current liabilities
Other financial liabilities, non-current	1,147	852
Accounts payable	2,134	1,533
Total non-current liabilities	3,281	2,385
Other currency | More than 3 to 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Total non-current liabilities	0	0
Other currency | More than 5 years
Non-current liabilities
Other financial liabilities, non-current	0	0
Accounts payable	0	0
Total non-current liabilities	0	0
Colombian peso | Up to 90 days
Current liabilities
Other non-financial liabilities, current	1,536	1,122
Total current liabilities	1,536	1,122
Colombian peso | 91 days to 1 year
Current liabilities
Other non-financial liabilities, current	1,513	1,187
Total current liabilities	1,513	1,187
Colombian peso | More than 1 to 3 years
Non-current liabilities
Other provisions, non-current	135	330
Total non-current liabilities	135	330
Colombian peso | More than 3 to 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Colombian peso | More than 5 years
Non-current liabilities
Other provisions, non-current	0	0
Total non-current liabilities	0	0
Peruvian Sol | Up to 90 days
Current liabilities
Trade and other accounts payables	51,880	45,244
Peruvian Sol | 91 days to 1 year
Current liabilities
Trade and other accounts payables	3,896	4,301
Mexican peso | Up to 90 days
Current liabilities
Trade and other accounts payables	2,735	1,890
Mexican peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	0	0
Pound sterling | Up to 90 days
Current liabilities
Trade and other accounts payables	1,082	4,811
Pound sterling | 91 days to 1 year
Current liabilities
Trade and other accounts payables	15	18
Uruguayan peso | Up to 90 days
Current liabilities
Trade and other accounts payables	612	1,253
Uruguayan peso | 91 days to 1 year
Current liabilities
Trade and other accounts payables	$ 4	$ 5